Employee benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee benefits [abstract]
Schedule of labor expenses

(in millions of euros)	Note	2017	2016	2015
Average number of employees (full-time equivalents) (1)		138,038	141,257	144,499
Wages and employee benefit expenses		(8,400)	(8,625)	(8,852)
o/w wages and salaries		(5,984)	(6,074)	(6,164)
o/w social security charges (2)		(2,121)	(2,104)	(2,191)
o/w French part-time for seniors plans	6.2	(310)	(432)	(455)
o/w capitalized costs (3)		839	809	792
o/w other labor expenses (4)		(824)	(824)	(834)
Employee profit sharing		(183)	(180)	(197)
Share-based compensation	6.3	11	(61)	(9)
Total		(8,572)	(8,866)	(9,058)
Net interest on the net defined liability		(21)	(28)	(29)
Actuarial (gains)/losses generated during the year		16	(80)	53

(1) Of whom 45% were Orange SA's French civil servants (50% at December 31, 2016 and 56% at December 31, 2015).
(2) Net of approximately 102 million euros for competitiveness and employment tax credit for 2017 in France (98 million euros as at December 31, 2016 and 104 million euros as at December 31, 2015).
(3) Capitalized costs correspond to labor expenses included in the cost of assets produced by the Group. (See Note 8.3 and 8.4).
(4) Other labor expenses comprise other short-term allowances and benefits, payroll taxes, post-employment benefits and other long term benefits (except French part-time for seniors plans).

Schedule of employee benefits payable

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Post-employment benefits(1)	1,005	998	936
Other long-term benefits	2,313	2,616	2,693
o/w French part-time for seniors plans	1,644	1,956	2,056
Provision for employment termination benefits	4	7	1
Other employee-related payables and payroll taxes due	1,710	1,631	1,668
Provision for social risks and litigations	90	43	58
Total	5,122	5,295	5,356
o/w non-current employee benefits	2,674	3,029	3,142
o/w current employee benefits	2,448	2,266	2,214
(1) Does not include defined contribution plans.

Schedule of benefits to be paid

	Schedule of benefits to be paid, undiscounted
(in millions of euros)	2018	2019	2020	2021	2022	2023 and beyond
Post-employment benefits	48	46	48	52	55	2,404
Other long-term benefits (1)	671	583	433	229	84	93
o/w French part-time for seniors plans	612	518	345	150	16	5
Total	719	629	481	281	139	2,497

(1) Provisions for time saving account and long-term leave and long-term sick leave not included.

Schedule of key assumptions

The discount rates used for the euro zone (which accounts for 89% of Orange’s pension and other long-term employee benefit obligations) are as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
More than 10 years	1.55% to 1.65%	1.45% to 1.85%	2.05% to 2.25%
Less than 10 years	-0.25% to 1.65%(1)	-0.10% to 1.45%	0.10% to 1.05%

(1) A -0.25% rate has been used to value the obligation regarding the French part-time for seniors plans (versus -0.10% as at December 31, 2016).

The discount rates used for the euro zone are based on corporate bonds rated AA, with a duration equivalent to the duration of the obligations.

The increase in annuities of the Equant plans in the United Kingdom is based on inflation (3.40% used) up to 5%. In France, the revaluation of the annuity-based plan for senior management is based on the INSEE consumer price index (2% used).

The main capital-based defined benefit plan (retirement bonuses for employees under private-law contracts in France) is principally sensitive to employment policy assumptions (Orange has historically had high numbers of staff at retirement age). The estimated increase in the capital of this plan is based on a long-term inflation assumption of 2% associated with the effect of a higher Wage drift – Seniority – Job-skills (GVT). GVT corresponds to the annual change in total payroll costs independent of general or categorical increases in wages and salaries, due to in-grade promotions, out-of- grade promotions and the aging of existing staff.

The impacts on pension benefit obligations of changes in key assumptions would be as follows:

(in millions of euros)
Rate increase by 50 points		Rate decrease by 50 points
Discount rates(1)	(102)	110

	Rate decrease by 5%	Rate increase by 5%
Sign-up rates for French part-time for seniors plans(2)	(22)	22

(1) Includes 13 million euros for the French part-time for seniors plans (short term duration).
(2) Sensitivity is performed on future entries in French part-time for seniors plans (TPS). Given the advanced state of the plan, the sensitivity effect is reduced as at December 31, 2017.

Schedule of obligations
	Post-employment benefits			Long-term benefits		2017	2016	2015
(in millions of euros)	Annuity-based plans	Capital-based plans	Others	French part-time for seniors plans (TPS)	Others
Total benefit obligations in the opening balance	547	766	74	1,956	666	4,009	4,009	3,896
Service cost	2	47	1	35	69	154	173	455
Net interest on the defined benefit liability	10	17	1	(1)	2	29	37	38
Actuarial losses/(gains) arising from changes of assumptions	5	13	(3)	52	-	67	190	19
o/w arising from change in discount rate	12	23	(3)	5	-	37	115	(16)
Actuarial losses/(gains) arising from experience	(15)	4	-	223	0	212	292	74
Benefits paid	(19)	(27)	(3)	(621)	(68)	(738)	(640)	(493)
Other	(12)	6	(0)	-	0	(6)	(52)	20
Total benefit obligations in the closing balance (a)	518	826	70	1,644	669	3,727	4,009	4,009
o/w benefit obligations in respect of employee benefit plans that are wholly or partly funded	518	5	-	-	-	523	559	541
o/w benefit obligations in respect of employee benefit plans that are wholly unfunded	-	821	70	1,644	669	3,204	3,450	3,468
Weighted average duration of the plans (in years)	16	12	16	2	7	6	6	6

Funded annuity-based plans represent 14% of Group social commitments.

Schedule of fair value of plan assets

	Post-employment benefits			Long-term benefits		2017	2016	2015
(in millions of euros)	Annuity-based plans	Capital-based plans	Other	French part-time for seniors plans (TPS)	Other
Fair value of plan assets in the opening balance	389	(0)	-	-	6	395	380	345
Net interest on the defined benefit liability	7	(0)	-	-	-	7	9	9
(Gains)/Losses arising from experience	20	(0)	-	-	-	20	28	4
Employer contributions	18	-	-	-	-	18	37	26
Benefits paid by the fund	(16)	-	-	-	(6)	(22)	(24)	(18)
Other	(9)	-	-	-	-	(9)	(35)	14
Fair value of plan assets in the closing balance (b)	409	(0)	-	-	-	409	395	380

Schedule of asset allocation

	December 31, 2017	December 31, 2016	December 31, 2015
Plan assets
Equities	44.1%	40.9%	39.6%
Debt securities	47.7%	49.8%	48.8%
Money market assets	3.6%	2.7%	2.5%
Other	4.6%	6.6%	9.1%
Total	100%	100%	100%

Schedule of employee benefits

	Post-employment benefits			Long-term benefits		2017	2016	2015
(in millions of euros)	Annuity-based plans	Capital-based plans	Other	French part-time for seniors plans (TPS)	Other
Employee benefits in the opening balance	158	766	74	1,956	660	3,614	3,629	3,551
Net expense for the period	5	64	2	309	72	452	576	625
Employer contributions	(18)	-	-	-	-	(18)	(30)	(22)
Benefits directly paid by the employer	(3)	(27)	(3)	(621)	(62)	(716)	(623)	(477)
Actuarial (gains)/losses generated during the year	(30)	17	(3)	-	-	(16)	80	(53)
Other	(3)	6	-	-	(1)	2	(18)	5
Employee benefits in the closing balance	109	826	70	1,644	669	3,318	3,614	3,629
o/w non-current	94	796	67	1,032	611	2,600	2,933	3,075
o/w current	15	30	3	612	58	718	681	554

Schedule of net expense

	Post-employment benefits			Long-term benefits		2017	2016	2015
(in millions of euros)	Annuity-based plans	Capital-based plans	Other	French part-time for seniors plans (TPS)	Other
Service cost	(2)	(47)	(1)	(35)	(69)	(154)	(173)	(455)
Net interest on the net defined benefit liability	(3)	(17)	(1)	1	(1)	(21)	(28)	(29)
Actuarial gains/(losses)	-	-	-	(275)	(2)	(277)	(375)	(141)
Total	(5)	(64)	(2)	(309)	(72)	(452)	(576)	(625)
o/w expenses in operating income	(2)	(47)	(1)	(310)	(71)	(431)	(548)	(596)
o/w expenses in finance costs	(3)	(17)	(1)	1	(1)	(21)	(28)	(29)

Schedule of share-based payment

	Free share award plan	Long Term Incentive Plan
Measurement date	October 26, 2017	July 26, 2017
Vesting date	December 31, 2019	December 31, 2019
Prince of underlying instrument at measurement date	13.74 euros	14.33 euros
Prince of underlying instrument at closing date	14.44 euros	14.44 euros
Expected dividends	4.5%	4.5%
Risk free yield	-0.45%	-0.32%
Fair value per share of benefit granted to employees	12.45 euros	9.55 euros

Schedule of executive compensation

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Short-term benefits excluding employer social security contributions (1)	(12.9)	(10.7)	(10.2)
Short-term benefits: employer's social security contributions	(4.1)	(3.4)	(3.2)
Post-employment benefits (2)	(1.2)	(1.2)	(1.7)
Share-based compensation (3)	-	(0.0)	-

(1) Includes all compensation: gross salaries including the variable component, bonuses, attendance fees and benefits in kind, incentive scheme and profit-sharing, cash settled Long Term Incentive Plan 2015-2017.

(2) Service cost.
(3) Includes employee shareholding plans.